Acquisitions and disposals (Details 1) - Shefa Investments S. A. [Member] $ in Millions	Jun. 30, 2026 ARS ($)
Statement [Line Items]
Intangible assets	$ 339
Trade payables and other liabilities	(297)
Total identifiable net assets	42
Goodwill	4,179
Total consideration	$ 4,221